SUPPLEMENTAL FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL FINANCIAL DATA
NOTE 21.	SUPPLEMENTAL FINANCIAL DATA

Components of other operating expenses in excess of 1% of total revenue are as follows:

	Years Ended December 31,
	2012	2011
Security	$350,812	$338,418
Computer expenses	1,054,511	946,362
Audit and professional fees	1,002,264	865,853
Telephone expenses	159,583	152,275
FDIC insurance assessments	1,010,325	1,101,069